Long-term investments (Tables)	12 Months Ended
Dec. 31, 2022
Long-term investments [Abstract]
Schedule of long-term investments
	As of December 31, 2022	As of December 31, 2021

Equity investments accounted for using the equity method	$2,040	$2,142

Schedule of movement of equity method investment
	Year Ended December 31, 2022	Year Ended December 31, 2021	Year Ended December 31, 2020

Beginning balance	$2,142	$2,024	$1,839
Share of income in equity method investee	82	70	55
Exchange rate effect	(184)	48	130
Ending balance	$2,040	$2,142	$2,024